Long-term investments - Additional Information (Detail) CAD / shares in Units, $ in Thousands								9 Months Ended		12 Months Ended
	Mar. 14, 2017 CAD	Dec. 20, 2016 CAD shareholder CAD / shares MW	Oct. 12, 2016 USD ($)	Sep. 15, 2016 CAD party MW	Sep. 15, 2016 USD ($) party MW	Apr. 12, 2016	Oct. 19, 2015 USD ($) member MW	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD MW	Dec. 31, 2016 CAD	May 10, 2017 CAD
Accounts, Notes, Loans and Financing Receivable [Line Items]
Red Lily I Project, wind energy facility, capacity (megawatt) | MW										26.4
Equity-method investees								CAD 40,479,000	CAD 64,419,000	CAD 40,479,000	CAD 64,419,000
Proceeds from issuance of debt										1,838,035,000	2,399,009,000
Number of parties included in development loan | party				2	2
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable								41,873,000	38,183,000	41,873,000	38,183,000
Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable								37,710,000	32,125,000	CAD 37,710,000	32,125,000
Interest in Red LIly I Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest						100.00%
75% Interest in Red Lily I Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Income (loss) from equity method investments								2,776,000	1,288,000
75% Interest in Red Lily I Partnership | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage						75.00%
50% interest in Odell and Deerfield Wind Projects | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit fee percent										2.00%
50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees								0	34,727,000	CAD 0	34,727,000
Equity interest							50.00%
Project power capacity (megawatt) | MW							150
Number of members | member							2
Contributions of capital | $			$ 262,900
Interest capitalized on non-regulated property										6,072,000
50% Interest in Deerfield Wind Project | Deerfield SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contributions of capital | $			$ 19,891				$ 1,000
50% interest in Odell Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest				50.00%	50.00%
Project power capacity (megawatt) | MW				200	200
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees								11,191,000	558,000	11,191,000	558,000
Interest capitalized on non-regulated property										1,447,000	491,000
Deerfield SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest	50.00%						50.00%
Business combination, purchase price	CAD 21,585,000
Tax equity funding received												CAD 166,595,000
Interest in natural gas pipeline development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity method investment, realized gain (loss) on disposal										6,367,000
Amherst and Deerfield Wind Projects
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest revenue								0		0
Odell SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business acquisition, percentage of voting interest acquired				50.00%	50.00%
Payments to acquired businesses | $					$ 26,500
Business combination, step acquisition, equity interest in acquiree, remeasurement gain				CAD 0
Variable Interest Entity, Not Primary Beneficiary
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount								289,374,000		289,374,000
Variable interest entity, number of shareholders with joint control | shareholder		2
Net gain on acquisition		CAD 0
Variable Interest Entity, Not Primary Beneficiary | Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters of Credit and Guarantees of Obligations								72,068,000		72,068,000
Guarantee Obligation Liability, Noncurrent								2,449,000		2,449,000
Variable Interest Entity, Not Primary Beneficiary | Windlectric | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable								CAD 37,710,000	CAD 29,723,000	CAD 37,710,000	CAD 29,723,000
Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Project power capacity (megawatt) | MW		75
Sale of stock, percentage of commons shares sold		50.00%
Sale of stock, price per share (CAD per share) | CAD / shares		CAD 50